Other payables and accrued expenses	12 Months Ended
Dec. 31, 2025
Disclosure of Other payables and accrued expenses [Abstract]
Other payables and accrued expenses
Note 21 – Other payables and accrued expenses

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Accrued expenses	12,195	20,900	3,822
Customer advances	2,975	3,077	933
Other payables	2,268	1,038	711
	17,438	25,015	5,466